Restricted Stock Plan (Tables)	12 Months Ended
Dec. 31, 2023
Restricted Stock Plan
Schedule of Nonvested Restricted Stock Units Activity

A summary of the status of the Company’s nonvested restricted shares as of December 31, 2023, and changes during the year then ended, is presented below:

		Weighted-
		Average
		Grant-Date
	Shares	Fair Value
Nonvested, beginning of year	257,500	$11.86
Granted	20,000	12.03
Vested	(50,000)	12.19
Forfeited	—	—
Nonvested, end of year	227,500	$11.79